UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund V, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Automobiles — 0.1%
General Motors Co. (a)	16,300	$557,460

Building Products — 0.2%
Masonite Worldwide Holdings (a)	16,727	618,899
Nortek, Inc. (a)	3,280	134,480

		753,379

Capital Markets — 0.2%
E*Trade Financial Corp. (a)	43,000	634,250

Chemicals — 0.1%
LyondellBasell Industries NV, Class B (a)	7,340	214,328
Wellman Holdings, Inc. (a)	2,499	125

		214,453

Commercial Services & Supplies — 0.1%
Air Lease Corp. (a)(b)	19,100	391,550

Communications Equipment — 0.6%
Loral Space & Communications Ltd. (a)	31,026	2,267,380

Diversified Financial Services — 0.2%
Bank of America Corp.	85,000	930,750

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	109,685	2,194

Food Products — 0.1%
Zhongpin, Inc. (a)	10,597	202,509

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	1,854	6,767

Household Durables — 0.1%
Beazer Homes USA, Inc. (a)	83,108	345,729

Machinery — 0.0%
Accuride Corp. (a)	3,354	38,904

Media — 0.2%
Charter Communications, Inc. (a)	24,408	818,156

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)	181,600	445,796
Ainsworth Lumber Co. Ltd. (a)(b)	208,741	512,422
Western Forest Products, Inc. (a)	74,889	37,206
Western Forest Products, Inc. (a)(b)	74,936	37,229

		1,032,653

Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (a)	15,500	711,760

Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)	66,453	1,313,776

Common Stocks		Shares	Value

Semiconductors & Semiconductor Equipment (concluded)
SunPower Corp., Class B (a)		573	$6,575

			1,320,351

Software — 0.2%
Bankruptcy Management Solutions, Inc. (a)		737	368
HMH Holdings/EduMedia (a)		136,636	683,182
TiVo, Inc. (a)		32,660	268,465

			952,015

Wireless Telecommunication
Services — 0.1%
FiberTower Corp. (a)		127,570	556,205

Total Common Stocks – 3.0%			11,736,465

Corporate Bonds		Par (000)

Aerospace & Defense — 0.3%
DynCorp International, Inc., 10.38%, 7/01/17 (b)	USD	410	416,150
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		800	893,000

			1,309,150

Air Freight & Logistics — 0.6%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		1,099	1,099,467
Series 2, 12.38%, 10/08/15		1,110	1,109,733

			2,209,200

Airlines — 2.6%
Air Canada, 9.25%, 8/01/15 (b)		1,570	1,640,650
American Airlines, Inc., 10.50%, 10/15/12		1,400	1,529,500
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		490	513,275
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		900	925,875
Series 1997-4-B, 6.90%, 7/02/18		93	92,493
Series 2001-1-C, 7.03%, 12/15/12		339	344,209
Series 2010-1-B, 6.00%, 7/12/20 (c)		700	707,000
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,425	1,550,077

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Airlines (concluded)
United Air Lines, Inc., 12.75%, 7/15/12	USD	2,865	$3,215,478

			10,518,557

Auto Components — 1.4%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		350	378,875
11.25%, 11/01/15 (d)		272	295,120
Delphi International Holdings Unsecured, 12.00%, 10/06/14		134	139,165
Icahn Enterprises LP, 8.00%, 1/15/18		4,815	4,778,888

			5,592,048

Beverages — 0.2%
Cott Beverages, Inc., 8.13%, 9/01/18		394	421,580
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	365	484,446

			906,026

Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	788	794,960

Building Products — 3.1%
Associated Materials LLC, 9.13%, 11/01/17 (b)		730	744,600
Building Materials Corp. of America (b):
6.88%, 8/15/18		785	769,300
7.00%, 2/15/20		930	957,900
Momentive Performance Materials, Inc., 9.00%, 1/15/21 (b)		1,900	1,890,500
Nortek, Inc.:
11.00%, 12/01/13		3,655	3,846,442
10.00%, 12/01/18 (b)		1,570	1,570,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		2,225	2,358,500

			12,137,242

Capital Markets — 0.6%
American Capital Ltd., 8.96%, 12/31/13		740	768,904
E*Trade Financial Corp., 3.43%, 8/31/19 (b)(e)(f)		356	507,745
KKR Group Finance Co., 6.38%, 9/29/20 (b)		970	986,164

			2,262,813

Chemicals — 3.7%
American Pacific Corp., 9.00%, 2/01/15		1,300	1,301,625
CF Industries, Inc.:
6.88%, 5/01/18		655	718,863
7.13%, 5/01/20		1,150	1,286,562
Chemtura Corp., 7.88%, 9/01/18 (b)		785	830,137
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		245	259,700
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		1,135	1,169,050
9.00%, 11/15/20 (b)		550	545,875
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	415	544,075

Corporate Bonds	Par (000)		Value

Chemicals (concluded)
Huntsman International LLC (b) (concluded):
8.63%, 3/15/21	USD	740	$784,400
Ineos Finance Plc, 9.00%, 5/15/15 (b)		625	646,875
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,845	1,932,637
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)		825	887,906
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)		410	407,950
PolyOne Corp., 7.38%, 9/15/20		320	327,200
Rhodia SA, 6.88%, 9/15/20 (b)		1,085	1,106,700
TPC Group LLC, 8.25%, 10/01/17 (b)		495	508,613
Wellman Holdings, Inc., Subordinate Note (e):
(Second Lien), 10.00%, 1/29/19		1,385	1,204,950
(Third Lien), 5.00%, 1/29/19 (d)		454	177,197

			14,640,315

Commercial Banks — 3.0%
CIT Group, Inc.:
7.00%, 5/01/16		4,678	4,595,947
7.00%, 5/01/17		6,994	6,819,084
Glitnir Banki HF (a)(g):
4.76%, 4/20/10 (b)		165	49,913
6.38%, 9/25/12 (b)		1,005	304,012
Series EMTN, 5.07%, 1/27/10	EUR	50	19,471
Series EMTN, 3.00%, 6/30/10		65	25,312
Series GMTN, 4.38%, 2/05/10		75	29,206

			11,842,945

Commercial Services & Supplies — 1.3%
ACCO Brands Corp., 10.63%, 3/15/15	USD	1,115	1,240,437
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		455	460,688
Mobile Mini, Inc., 7.88%, 12/01/20 (b)		345	353,194
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		870	961,350
West Corp. (b):
8.63%, 10/01/18		1,450	1,508,000
7.88%, 1/15/19		580	572,750

			5,096,419

Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (e)		550	587,813

Consumer Finance — 0.7%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		1,010	1,055,450
Ford Motor Credit Co. LLC:
3.04%, 1/13/12 (h)		310	310,000
7.80%, 6/01/12		300	318,036
6.63%, 8/15/17		1,150	1,185,329

			2,868,815

Containers & Packaging — 2.4%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	710	907,787

2	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Containers & Packaging (concluded)
Ball Corp., 6.75%, 9/15/20	USD	750	$798,750
Berry Plastics Corp.:
8.25%, 11/15/15		205	213,200
9.75%, 1/15/21 (b)		1,045	1,000,587
Graham Packaging Co. LP, 8.25%, 10/01/18		375	380,625
Graphic Packaging International, Inc.:
9.50%, 6/15/17		1,180	1,280,300
7.88%, 10/01/18		590	612,125
Impress Holdings BV, 3.41%, 9/15/13 (b)(h)		545	540,913
OI European Group BV, 6.88%, 3/31/17	EUR	233	309,249
Pregis Corp., 12.38%, 10/15/13	USD	1,765	1,756,175
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	735	963,603
7.75%, 11/15/19		700	933,618

			9,696,932

Diversified Consumer Services — 1.1%
Service Corp. International, 7.00%, 6/15/17	USD	4,425	4,552,219

Diversified Financial Services — 5.7%
Ally Financial Inc.:
7.50%, 12/31/13		460	484,150
2.50%, 12/01/14 (h)		592	529,860
8.30%, 2/12/15		3,440	3,620,600
6.25%, 12/01/17 (b)		1,130	1,084,800
8.00%, 3/15/20 (b)		2,620	2,698,600
7.50%, 9/15/20 (b)		2,910	2,851,800
8.00%, 11/01/31		470	480,055
8.00%, 11/01/31		890	921,150
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		665	693,263
FCE Bank Plc, 7.13%, 1/15/13	EUR	1,300	1,733,862
Leucadia National Corp., 8.13%, 9/15/15	USD	1,780	1,931,300
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,945	2,027,662
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	550	735,342
7.13%, 4/15/19	USD	860	875,050
9.00%, 4/15/19		2,160	2,197,800

			22,865,294

Diversified Telecommunication Services — 3.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,530	1,499,400
Frontier Communications Corp.:
8.25%, 4/15/17		686	754,600
8.50%, 4/15/20		500	550,000
GCI, Inc., 8.63%, 11/15/19		1,700	1,848,750
ITC Deltacom, Inc., 10.50%, 4/01/16		530	568,425
Level 3 Communications, Inc., 6.50%, 10/01/16 (e)		200	218,250
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		320	340,800
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,990	3,019,900
8.00%, 10/01/15		800	850,000

Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services (concluded)
Qwest Communications International, Inc. (concluded):
Series B, 7.50%, 2/15/14	USD	2,285	$2,307,850
Qwest Corp., 7.63%, 6/15/15		850	979,625
Windstream Corp.:
8.13%, 8/01/13		510	557,175
7.88%, 11/01/17		1,090	1,144,500

			14,639,275

Electronic Equipment, Instruments & Components — 0.2%
NXP BV, 3.05%, 10/15/13 (h)		650	614,250

Energy Equipment & Services — 1.7%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		365	363,175
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		1,455	1,491,375
7.75%, 5/15/17		365	383,250
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		655	655,000
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		925	918,062
Global Geophysical Services, Inc., 10.50%, 5/01/17		375	371,250
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		985	1,093,350
Precision Drilling Corp., 6.63%, 11/15/20 (b)		560	565,600
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		810	862,650

			6,703,712

Food & Staples Retailing — 0.8%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		855	837,900
Rite Aid Corp.:
9.75%, 6/12/16		615	660,356
7.50%, 3/01/17		925	871,813
8.00%, 8/15/20 (b)		780	803,400

			3,173,469

Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		330	341,962
Reddy Ice Corp., 11.25%, 3/15/15		650	656,500
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		190	214,700
TreeHouse Foods, Inc., 7.75%, 3/01/18		230	249,550

			1,462,712

Health Care Equipment & Supplies — 1.5%
DJO Finance LLC, 10.88%, 11/15/14		3,630	3,956,700
Hologic, Inc., 2.00%, 12/15/37 (e)(i)		2,035	1,887,462

			5,844,162

Health Care Providers & Services — 5.0%
American Renal Holdings, 8.38%, 5/15/18 (b)		415	429,525
DaVita, Inc., 6.38%, 11/01/18		590	584,838
Gentiva Health Services, Inc., 11.50%, 9/01/18 (b)		1,050	1,151,063

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Health Care Providers & Services (concluded)
HCA, Inc.:
9.13%, 11/15/14	USD	2,605	$2,715,712
8.50%, 4/15/19		1,505	1,640,450
7.25%, 9/15/20		3,430	3,597,212
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		970	953,025
Omnicare, Inc.:
6.13%, 6/01/13		380	377,150
7.75%, 6/01/20		930	953,250
Tenet Healthcare Corp.:
9.00%, 5/01/15		1,952	2,093,520
10.00%, 5/01/18		662	739,785
8.88%, 7/01/19		4,400	4,686,000

			19,921,530

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		3,550	4,135,750
MedAssets, Inc., 8.00%, 11/15/18 (b)		245	246,837

			4,382,587

Hotels, Restaurants & Leisure — 3.0%
Diamond Resorts Corp., 12.00%, 8/15/18 (b)		1,770	1,805,400
Dunkin Finance Corp., 9.63%, 12/01/18 (b)		760	764,750
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	625	826,612
Harrah’s Operating Co., Inc.:
11.25%, 6/01/17	USD	970	1,057,300
10.00%, 12/15/18		2,920	2,467,400
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(g)		2,450	989,187
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(g)		608	501,600
MGM Resorts International:
10.38%, 5/15/14		395	438,450
11.13%, 11/15/17		1,220	1,378,600
Marina District Finance Co., Inc., 9.88%, 8/15/18 (b)		330	315,975
Travelport LLC:
4.92%, 9/01/14 (h)		210	190,050
9.88%, 9/01/14		310	306,900
9.00%, 3/01/16 (b)		180	178,650
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(g)		475	1,140
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(g)		1,435	609,875

			11,831,889

Household Durables — 3.5%
Beazer Homes USA, Inc.:
8.13%, 6/15/16		470	453,550
12.00%, 10/15/17		1,960	2,244,200
9.13%, 6/15/18		2,615	2,510,400
Jarden Corp., 7.50%, 1/15/20	EUR	447	596,182
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16	USD	2,560	2,588,800

Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Ryland Group Inc., 6.63%, 5/01/20	USD	1,000	$965,000
Standard Pacific Corp.:
9.25%, 4/15/12		200	216,000
6.25%, 4/01/14		535	556,400
7.00%, 8/15/15		395	406,850
10.75%, 9/15/16		2,210	2,519,400
8.38%, 5/15/18		650	669,500

			13,726,282

Household Products — 0.1%
Viking Acquisition, Inc., 9.25%, 11/01/18 (b)		365	364,088

IT Services — 1.3%
First Data Corp.:
9.88%, 9/24/15		165	140,250
10.55%, 9/24/15 (d)		1,685	1,423,239
8.88%, 8/15/20 (b)		1,890	1,965,600
SunGard Data Systems, Inc. (b):
7.38%, 11/15/18		700	693,000
7.63%, 11/15/20		880	880,000

			5,102,089

Independent Power Producers & Energy Traders — 2.7%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,875	1,973,438
Calpine Corp., 7.50%, 2/15/21 (b)		700	687,750
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		4,955	5,069,728
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		253	259,490
NRG Energy, Inc.:
7.25%, 2/01/14		1,790	1,825,800
7.38%, 2/01/16		935	939,675

			10,755,881

Industrial Conglomerates — 2.5%
Sequa Corp. (b):
11.75%, 12/01/15		3,550	3,789,625
13.50%, 12/01/15 (d)		5,797	6,289,503

			10,079,128

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		2,500	2,581,250
USI Holdings Corp., 4.16%, 11/15/14 (b)(h)		1,000	855,000

			3,436,250

Life Sciences Tools & Services — 0.2%
Patheon, Inc., 8.63%, 4/15/17 (b)		865	869,325

Machinery — 1.9%
AGY Holding Corp., 11.00%, 11/15/14		1,640	1,478,050
Navistar International Corp.:
3.00%, 10/15/14 (e)		2,720	3,355,800
8.25%, 11/01/21		1,170	1,254,825
Oshkosh Corp., 8.25%, 3/01/17		210	225,750
Titan International, Inc. (b):
5.63%, 1/15/17 (e)		360	646,200
7.88%, 10/01/17		590	613,600

			7,574,225

4	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Marine — 0.7%
Horizon Lines, Inc., 4.25%, 8/15/12 (e)	USD	3,130	$2,852,212

Media — 10.6%
Affinion Group, Inc., 7.88%, 12/15/18 (b)		130	119,925
CCH II LLC, 13.50%, 11/30/16		539	634,036
CCO Holdings LLC (b):
7.88%, 4/30/18		700	724,500
8.13%, 4/30/20		700	735,000
CMP Susquehanna Corp., 3.44%, 5/15/14 (b)(h)		236	4,720
CSC Holdings, Inc., 8.50%, 4/15/14		580	635,825
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(d)		885	942,525
Checkout Holding Corp., 10.99%, 11/15/15 (b)(f)		1,300	786,500
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,236	1,310,160
Series B, 9.25%, 12/15/17		6,280	6,703,900
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		968	968,426
Loan Close 3, 12.00%, 8/15/18		1,120	1,120,000
Shares Loan, 4.00%, 8/15/18		1,142	1,141,901
DISH DBS Corp., 7.00%, 10/01/13		140	149,100
Gray Television, Inc., 10.50%, 6/29/15		680	680,000
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (h)		510	413,100
9.50%, 5/15/15		620	573,500
Intelsat Corp., 9.25%, 6/15/16		1,870	1,968,175
Interactive Data Corp., 10.25%, 8/01/18 (b)		1,525	1,647,000
Liberty Global, Inc., 4.50%, 11/15/16 (e)		580	858,400
Liberty Media Corp., 3.13%, 3/30/23 (e)		1,616	1,777,600
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		1,565	1,580,650
The McClatchy Co., 11.50%, 2/15/17		550	576,125
Nielsen Finance LLC:
11.63%, 2/01/14		140	159,600
7.75%, 10/15/18 (b)		3,340	3,398,450
ProQuest LLC, 9.00%, 10/15/18 (b)		745	767,350
Rainbow National Services LLC (b):
8.75%, 9/01/12		650	652,438
10.38%, 9/01/14		2,432	2,526,240
Regal Entertainment Group, 9.13%, 8/15/18		495	522,225
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		940	940,000
UPC Germany GmbH (b):
8.13%, 12/01/17	EUR	662	889,381
8.13%, 12/01/17	USD	1,035	1,076,400
9.63%, 12/01/19	EUR	845	1,162,658
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	800	860,000
Unitymedia GmbH, 9.63%, 12/01/19	EUR	235	323,343

Corporate Bonds		Par (000)	Value

Media (concluded)
Univision Communications, Inc., 7.88%, 11/01/20 (b)	USD	685	$700,412
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	583	752,976
Ziggo Finance BV, 6.13%, 11/15/17 (b)		1,185	1,499,727

			42,282,268

Metals & Mining — 3.4%
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		1,175	1,239,638
7.38%, 2/15/16		335	341,700
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (b)		2,240	2,268,000
Foundation PA Coal Co., 7.25%, 8/01/14		2,925	2,983,500
Goldcorp, Inc., 2.00%, 8/01/14 (e)		890	1,080,237
New World Resources NV:
7.38%, 5/15/15	EUR	415	531,955
7.88%, 5/01/18		575	750,182
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)	USD	630	875,700
Novelis, Inc., 11.50%, 2/15/15		640	787,200
Ryerson, Inc.:
7.66%, 11/01/14 (h)		600	559,500
12.00%, 11/01/15		400	410,500
Steel Dynamics, Inc., 7.38%, 11/01/12		310	330,150
United States Steel Corp., 7.38%, 4/01/20		340	339,575
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		950	1,007,000

			13,504,837

Multiline Retail — 1.9%
Dollar General Corp., 11.88%, 7/15/17 (d)		6,421	7,448,360

Oil, Gas & Consumable Fuels — 8.4%
Arch Coal, Inc., 7.25%, 10/01/20		1,270	1,390,650
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		680	890,800
10.75%, 2/01/18		145	176,719
Berry Petroleum Co., 8.25%, 11/01/16		750	778,125
Bill Barrett Corp., 9.88%, 7/15/16		70	76,300
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)		340	338,300
Chesapeake Energy Corp.:
6.63%, 8/15/20		2,745	2,765,587
2.25%, 12/15/38 (e)		1,200	903,000
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		435	463,275
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		260	279,500
10.25%, 12/15/15		1,695	1,669,575
Consol Energy, Inc., 8.25%, 4/01/20 (b)		2,935	3,177,137
Continental Resources, Inc., 7.13%, 4/01/21 (b)		545	572,250

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Crosstex Energy LP, 8.88%, 2/15/18	USD	265	$276,263
Denbury Resources, Inc., 8.25%, 2/15/20		1,025	1,117,250
Energy Transfer Equity LP, 7.50%, 10/15/20		1,000	1,035,000
Harvest Operations Corp., 6.88%, 10/01/17 (b)		150	154,875
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		1,150	1,178,750
Linn Energy LLC (b):
8.63%, 4/15/20		1,630	1,727,800
7.75%, 2/01/21		880	893,200
MarkWest Energy Partners LP, 6.75%, 11/01/20		385	384,038
Massey Energy Co., 6.88%, 12/15/13		1,400	1,410,500
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		2,775	2,913,750
OPTI Canada, Inc. (b):
9.00%, 12/15/12		2,560	2,547,200
9.75%, 8/15/13		1,425	1,417,875
Patriot Coal Corp., 8.25%, 4/30/18		340	340,000
Peabody Energy Corp., 6.50%, 9/15/20		1,500	1,620,000
Petrohawk Energy Corp.:
10.50%, 8/01/14		555	625,762
7.88%, 6/01/15		695	715,850
Range Resources Corp., 8.00%, 5/15/19		600	654,000
Teekay Corp., 8.50%, 1/15/20		970	1,057,300

			33,550,631

Paper & Forest Products — 3.1%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)		1,686	1,508,961
Boise Paper Holdings LLC:
9.00%, 11/01/17		495	545,738
8.00%, 4/01/20		240	259,800
Clearwater Paper Corp.:
10.63%, 6/15/16		585	671,288
7.13%, 11/01/18 (b)		865	880,137
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,395	2,646,475
NewPage Corp., 11.38%, 12/31/14		4,725	4,276,125
PH Glatfelter Co., 7.13%, 5/01/16		310	320,075
Verso Paper Holdings LLC, 11.50%, 7/01/14		1,265	1,372,525

			12,481,124

Pharmaceuticals — 0.8%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (h)		1,365	1,115,887
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	936	801,880
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17	USD	560	553,000
7.00%, 10/01/20		715	697,125

			3,167,892

Corporate Bonds		Par (000)	Value

Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20 (b)	USD	1,370	$1,383,700

Real Estate Investment Trusts (REITs) — 0.4%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)		790	788,025
The Rouse Co. LP, 6.75%, 11/09/15		770	789,250

			1,577,275

Real Estate Management & Development — 0.7%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20 (b)		500	500,000
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,144,750

			2,644,750

Road & Rail — 1.5%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		760	796,100
8.25%, 1/15/19 (b)		850	830,875
The Hertz Corp., 7.50%, 10/15/18 (b)		1,545	1,560,450
Hertz Holdings Netherlands BV, 8.50%, 7/31/15 (b)	EUR	1,060	1,458,482
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)	USD	1,210	1,237,225

			5,883,132

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 7.75%, 8/01/20 (b)		425	435,625
Linear Technology Corp., Series A, 3.00%, 5/01/27 (e)		655	677,925
Spansion LLC, 7.88%, 11/15/17 (b)		420	427,875

			1,541,425

Specialty Retail — 2.1%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (b)		490	494,900
Group 1 Automotive, Inc., 2.25%, 6/15/36 (e)(i)		1,570	1,434,587
Hillman Group, Inc., 10.88%, 6/01/18 (b)		790	869,000
Limited Brands, Inc., 8.50%, 6/15/19		1,170	1,348,425
Michaels Stores, Inc., 7.75%, 11/01/18 (b)		425	413,313
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (b)		760	765,700
Rent-A-Center, Inc., 6.63%, 11/15/20 (b)		355	349,675
Sonic Automotive, Inc., 9.00%, 3/15/18		550	567,875
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		630	657,562
United Auto Group, Inc., 7.75%, 12/15/16		1,550	1,522,875

			8,423,912

6	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc., 3.00%, 11/15/17 (e)	USD	740	$675,250

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15		485	495,913

Wireless Telecommunication Services — 4.5%
Cricket Communications, Inc.:
10.00%, 7/15/15		1,860	1,962,300
7.75%, 5/15/16		1,140	1,165,650
Digicel Group Ltd. (b):
8.88%, 1/15/15		1,030	1,040,300
9.13%, 1/15/15 (d)		2,787	2,814,870
8.25%, 9/01/17		1,190	1,249,500
10.50%, 4/15/18		800	880,000
FiberTower Corp., 9.00%, 1/01/16 (d)		488	421,339
iPCS, Inc., 2.41%, 5/01/13 (h)		1,200	1,146,000
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)		970	967,575
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		770	797,913
6.63%, 11/15/20		1,140	1,085,850
NII Holdings, Inc., 3.13%, 6/15/12 (e)		550	534,188
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		1,770	1,767,787
Series F, 5.95%, 3/15/14		160	154,400
Sprint Capital Corp., 6.88%, 11/15/28		2,120	1,802,000

			17,789,672

Total Corporate Bonds – 96.6%			384,063,955

Floating Rate Loan Interests (h)

Building Products — 1.4%
CPG International I, Inc., Term
Loan, 7.25%, 2/28/11		4,496	4,495,980
Goodman Global, Inc., Term Loan
(Second Lien), 9.00%, 10/13/17		1,175	1,201,731

			5,697,711

Capital Markets — 0.1%
Marsico Parent Co., LLC, Term
Loan, 5.31%, 12/15/14		757	561,271

Chemicals — 0.1%
PQ Corp. (FKA Niagara Acquisition,
Inc.), Term Loan (First Lien),
3.51% - 3.54%, 7/30/14		450	427,912

Commercial Services & Supplies — 1.3%
AWAS Finance Luxembourg Sarl,
Term Loan B, 7.75%, 6/10/16		1,500	1,527,499
Delos Aircraft, Inc., Term Loan 2,
7.00%, 3/17/16		875	888,282
International Lease Finance Corp.,
Term Loan 1, 6.75%, 3/17/15		1,175	1,190,107

Floating Rate Loan Interests (h)		Par (000)	Value

Commercial Services & Supplies (concluded)
Volume Services America, Inc. (Centerplate), Term Loan B, 10.75%, 8/24/16	USD	1,500	$1,496,250

			5,102,138

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17		3,000	3,000,000

Consumer Finance — 1.5%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15		6,000	6,044,064

Electric Utilities — 0.5%
New Development Holdings LLC, Term Loan, 7.00%, 7/03/17		1,796	1,824,013

Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		1,300	1,309,750

Health Care Providers & Services — 0.7%
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%, 3/02/15		780	764,400
Tranche A Term Loan, 8.50%, 2/22/15		673	659,651
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16		1,397	1,403,483

			2,827,534

Hotels, Restaurants & Leisure — 1.2%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.28%, 3/27/12 (d)		5,063	4,696,298

Household Durables — 0.4%
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/20/16		1,500	1,512,188

IT Services — 0.5%
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.00%, 9/24/14		254	228,999
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		608	547,441
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		1,119	1,008,803

			1,785,243

Independent Power Producers & Energy Traders — 0.9%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.75% - 3.79%, 10/10/14		322	248,359
Initial Tranche B-2 Term Loan, 3.75% - 3.79%, 10/10/14		313	241,970
Initial Tranche B-3 Term Loan, 3.75% - 3.79%, 10/10/14		4,243	3,265,858

			3,756,187

Media — 1.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning),
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,444	2,449,859

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (h)		Par (000)	Value

Media (concluded)
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.75%, 6/12/14	USD	1,411	$1,303,198
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,150	2,279,000

			6,032,057

Multiline Retail — 0.5%
Hema Holding BV, Mezzanine, 4.35% - 5.00%, 1/29/17 (d)	EUR	1,320	1,658,158
The Neiman Marcus Group, Inc., Term Loan B, 4.29%, 4/06/16	USD	360	352,308

			2,010,466

Oil, Gas & Consumable Fuels — 1.5%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		3,621	3,693,420
Turbo Beta Ltd., Dollar Facility, 2.50% - 12.00%, 3/15/18 (d)		3,482	2,437,722

			6,131,142

Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC, 6.54% - 7.29%, 2/01/13		1,986	1,589,171

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 1.75%, 6/28/11		350	334,930

Real Estate Management & Development — 0.8%
Realogy Corp.:
Initial Term Loan B, 3.29%, 10/10/13		1,556	1,428,645
Synthetic Letter of Credit, 0.11% - 3.15%, 10/10/13		226	207,701
Term Loan (Second Lien), 13.50%, 10/15/17		1,500	1,625,625

			3,261,971

Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 3.01% - 3.04%, 5/29/14		216	188,293
Michaels Stores, Inc., Term Loan B-1, 2.56%, 10/31/13		525	505,748

			694,041

Wireless Telecommunication Services — 0.7%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15		2,750	2,791,250

Total Floating Rate Loan Interests – 15.4%			61,389,337

Investment Companies		Shares

iPATH S&P 500 VIX Mid-Term Futures ETN (a)		7,350	548,016

Total Investment Companies – 0.1%			548,016

Other Interests (j)	Beneficial Interest (000)		Value

Auto Components — 2.5%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	USD	1	$9,950,169
Lear Corp. Escrow		790	21,725

			9,971,894

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		970	97

Media — 0.0%
Adelphia Escrow		1,250	125
Adelphia Recovery Trust		1,568	6,271

			6,396

Total Other Interests – 2.5%			9,978,387

Preferred Securities

Capital Trusts	Par (000)

Commercial Banks — 0.1%
Royal Bank of Scotland Group Plc, Series MTN, 7.64% (a)(g)(k)		500	330,000

Total Capital Trusts – 0.1%			330,000

Preferred Stocks	Shares

Auto Components — 0.3%
Dana Holding Corp., 4.00% (b)(e)		10,100	1,305,425

Automobiles — 1.0%
General Motors Co., 4.75% (a)		81,200	4,116,840

Diversified Financial Services — 0.8%
Citigroup, Inc., 7.50% (e)		24,500	3,062,500

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (e)		17,226	388,446

Insurance — 0.0%
Assured Guaranty Ltd., 8.50%		1,826	131,108

Media — 0.2%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)		55,038	1
TRA Global, Inc., 0.00% (a)		420,689	679,707

			679,708

Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)		13,326	174,704

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 0.00% (a)		40,000	23,000
Freddie Mac, Series Z, 8.38% (a)		108,377	58,524

			81,524

Total Preferred Stocks – 2.5%			9,940,255

Total Preferred Securities – 2.6%			10,270,255

8	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Warrants (l)	Shares	Value

Containers & Packaging — 0.0%
MDP Acquisitions Plc (Expires 10/01/13)	1,100	$50,752

Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	52,465	1

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	819	8

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)	62,894	1
New Vision Holdings LLC (Expires 9/30/14)	4	40
New Vision Holdings LLC (Expires 9/30/14)	22	221

		262

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No Expiration)	2	—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	491	5
HMH Holdings/EduMedia (Expires 3/09/17)	20,878	—

		5

Total Warrants – 0.0%		51,028

Total Investments (Cost – $471,263,360*) – 120.2%		478,037,443
Liabilities in Excess of Other Assets – (20.2)%		(80,283,897)

Net Assets – 100.0%		$397,753,546

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$471,334,583

Gross unrealized appreciation	$28,246,689
Gross unrealized depreciation	(21,543,829)

Net unrealized appreciation	$6,702,860

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Capital Services, Inc.	$707,000	$7,000

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Convertible security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,725,924	(2,725,924)	—	$1,688

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Financial futures contracts sold as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

223	E-mini S&P 500	Chicago Mercantile	December 2010	$13,187,132	$34,592

•	Credit default swaps on single-name issuers - buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	$755	$10,290
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	$1,475	173,109
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	$1,000	(216,478)
Harrah’s Operating Company, Inc.	5.00%	Deutsche Bank AG	December 2015	$1,900	(58,453)
Republic of Hungary	1.00%	Deutsche Bank AG	December 2015	$450	9,366
iStar Financial, Inc.	5.00%	Deutsche Bank AG	December 2016	$350	(38,632)

Total					$(120,798)

•	Credit default swaps on single-name issuers - sold protection outstanding as of November 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

iStar Financial, Inc.	5.00%	Deutsche Bank AG	September 2011	CCC-	$350	$31,342
Texas Competitive	5.00%	Goldman Sachs International	September 2012	CCC	$750	(69,245)
Electric Holdings Co. LLC
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	December 2012	BB+	$100	(10,934)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	December 2012	BB+	$250	(35,631)
Advanced Micro	5.00%	JPMorgan Chase Bank NA	March 2015	B+	$700	29,273
Devices, Inc.
Realogy Corp.	5.00%	Credit Suisse International	March 2015	C	$150	3,904
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$250	(13,930)
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$150	2,635
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$325	1,013
Levi Strauss & Co.	5.00%	Goldman Sachs International	June 2015	B+	$345	13,713
Levi Strauss & Co.	5.00%	Goldman Sachs International	September 2015	B+	$870	31,069
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	September 2015	C	$200	2,138
Assured Guaranty Ltd.	5.00%	Deutsche Bank AG	December 2015	A+	$100	(4,354)
M.D.C. Holdings, Inc.	1.00%	Deutsche Bank AG	December 2015	BBB-	$510	3,264
M.D.C. Holdings, Inc.	1.00%	JPMorgan Chase Bank NA	December 2015	BBB-	$510	1,027

Total						$(14,716)

[1]	Using Standard and Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	578,373	CAD	583,000	Citibank NA	1/19/11	$11,037
USD	769,597	GBP	484,500	Citibank NA	1/19/11	16,239
USD	1,608,252	EUR	1,160,000	Deutsche Bank AG	1/19/11	102,788
USD	24,021,403	EUR	17,544,500	Deutsche Bank AG	1/28/11	1,252,798

Total						$1,382,862

10	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$10,148,818	$512,790	$1,074,857	$11,736,465
Corporate Bonds	—	377,098,396	6,965,559	384,063,955
Floating Rate Loan Interests	—	32,216,237	29,173,100	61,389,337
Investment Companies	548,016	—	—	548,016
Other Interests	—	9,950,170	28,217	9,978,387
Preferred Securities	8,285,122	1,305,425	679,708	10,270,255
Warrants	—	50,752	276	51,028
Liabilities:
Unfunded Loan
Commitments	—	—	(25,547)	(25,547)

Total	$18,981,956	$421,133,770	$37,896,170	$478,011,896

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$312,143	—	$312,143
Foreign currency exchange contracts	—	1,382,862	—	1,382,862
Equity contract	$34,592	—	—	34,592
Liabilities:
Credit contracts	—	(447,657)	—	(447,657)

Total	$34,592	$1,247,348	—	$1,281,940

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010	11

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interest	Preferred Securities	Warrants	Unfunded Loan Commitments	Total

Assets/Liabilities:
Balance, as of August 31, 2010	$1,056,339	$7,015,576	$21,875,386	$16,367	$679,708	$49,708	$(70,023)	$30,623,061
Accrued discounts/premiums	—	7,805	80,823	—	—	—	—	88,628
Net realized gain (loss)	—	—	268,790	—	—	—	—	268,790
Net change in unrealized
appreciation/depreciation[2]	793,265	2,089	445,180	11,850	—	(49,437)	44,476	1,247,423
Purchases	(774,747)	—	55,282	—	—	—	—	17,450
Sales	—	(30,705)	(5,714,489)	—	—	—	—	(6,482,109)
Transfers in3	—	—	13,820,286	—	—	5	—	13,820,291
Transfers out[3]	—	(29,206)	(1,658,158)	—	—	—	—	(1,687,364)

Balance as of November 30, 2010	$1,074,857	$6,965,559	$29,173,100	$28,217	$679,708	$276	$(25,547)	$37,896,170

[2]	The net change in the unrealized appreciation/depreciation on the securities still held on November 30, 2010 was $1,233,435.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: January 26, 2011